                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04003

                      Van Kampen Government Securities Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 9/30

Date of reporting period: 6/30/07

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)

PAR
AMOUNT
(000)    DESCRIPTION                                                            COUPON         MATURITY              VALUE
-----------------------------------------------------------------------------------------------------------------------------
         UNITED STATES TREASURY OBLIGATIONS  38.4%
$ 79,100 United States Treasury Bonds ...............................            5.250%        11/15/28        $   79,668,571
   8,000 United States Treasury Bonds ...............................            6.125         08/15/29             8,976,256
  14,500 United States Treasury Bonds ...............................            8.125         08/15/21            18,692,544
   1,000 United States Treasury Bonds ...............................            8.750         05/15/17             1,281,563
   5,000 United States Treasury Bonds (a) ...........................            8.750         08/15/20             6,678,910
  34,000 United States Treasury Bonds ...............................            9.250         02/15/16            43,929,088
   7,000 United States Treasury Bonds ...............................           10.375         11/15/12             7,135,632
  11,000 United States Treasury Bonds ...............................           12.000         08/15/13            11,839,619
  54,565 United States Treasury Notes ...............................            3.875         02/15/13            51,841,061
  39,000 United States Treasury Notes (b) ...........................            4.000         11/15/12            37,400,415
  95,000 United States Treasury Notes (b) ...........................            4.250         11/15/14            90,673,130
  57,000 United States Treasury Notes ...............................            4.750         05/15/14            56,305,341
                                                                                                               --------------
         TOTAL UNITED STATES TREASURY OBLIGATIONS .....................................................           414,422,130
                                                                                                               --------------

         COLLATERALIZED MORTGAGE OBLIGATIONS  30.7%
   6,581 American Home Mortgage
            Assets (c) ..............................................            5.550         09/25/46             6,605,597
   6,800 American Home Mortgage
            Assets (c) ..............................................            5.560         06/25/47             6,800,000
   5,514 American Home Mortgage
            Investment Trust (c) ....................................            5.560         05/25/47             5,521,426
   5,763 Bear Stearns Mortgage Funding
            Trust (c) ...............................................            5.480         12/25/36             5,771,033
   5,927 Bear Stearns Mortgage Funding
            Trust (c) ...............................................            5.530         01/25/37             5,936,189
   6,187 Bear Stearns Mortgage Funding
            Trust (c) ...............................................            5.570         07/25/36             6,180,066
 106,865 Countrywide Alternative Loan                                                        2/25/37 to
            Trust (d) ...............................................              *           12/20/46             4,850,933
   4,989 Countrywide Alternative Loan
            Trust (c) ...............................................            5.480         02/25/47             4,980,534
   5,270 Countrywide Alternative Loan
            Trust (c) ...............................................            5.550         07/25/46             5,273,566


   4,879 Countrywide Alternative Loan
            Trust (c) ...............................................            5.580         05/25/36             4,884,779
   4,864 Countrywide Alternative Loan
            Trust (c) ...............................................            5.590         07/25/46             4,874,707
   6,915 Countrywide Home Loans (c) .................................            5.620         04/25/46             6,927,664
   6,850 DSLA Mortgage Loan Trust (c) ...............................            5.500         04/19/38             6,861,796
   5,859 DSLA Mortgage Loan Trust (c) ...............................            5.969         04/19/47             5,860,976
   3,193 Federal Home Loan Mortgage
            Corp. (REMIC) (d)(e) ....................................            2.680         03/15/32               277,809
   5,079 Federal Home Loan Mortgage
            Corp. (REMIC) (c) .......................................            5.470         09/25/45             5,074,226
   9,042 Federal Home Loan Mortgage
            Corp. (REMIC) ...........................................            5.500         04/15/27             9,036,405
   5,022 Federal Home Loan Mortgage
            Corp. (REMIC) (c) .......................................            5.920         03/15/34             5,090,913
   2,962 Federal Home Loan Mortgage
            Corp. (REMIC) (d) .......................................            6.500         05/15/33               734,452
   3,090 Federal Home Loan Mortgage
            Corp. (STRIPS) (d) ......................................            6.000         05/01/31               718,793
   2,837 Federal Home Loan Mortgage
            Corp. (STRIPS) (d) ......................................            6.500         04/01/28               684,454
   7,059 Federal National Mortgage
            Association .............................................            5.500         11/25/43             7,022,209
   5,937 Federal National Mortgage
            Association (c) .........................................            5.520         05/25/35             5,963,199
  20,250 Federal National Mortgage
            Association .............................................            6.022         11/25/10            20,641,975
   4,847 Federal National Mortgage
            Association (REMIC) (d)(e) ..............................            1.080         07/25/34               114,386
   8,489 Federal National Mortgage
            Association (c) .........................................            4.894         11/25/28             8,526,044
  39,202 Federal National Mortgage
            Association (c) .........................................            5.380         12/25/36            39,133,541
   6,444 Federal National Mortgage
            Association (c) .........................................            5.720         12/18/32             6,503,407
     116 Federal National Mortgage
            Association (REMIC) (c) .................................            5.794         03/25/09               116,319
   6,774 Federal National Mortgage                                                          08/25/32 to
            Association (REMIC) (d) .................................            6.000         07/25/33             1,212,820
  13,626 Federal National Mortgage                                                          02/25/33 to
            Association (REMIC) (d) .................................            6.500         05/25/33             3,382,688
   2,654 Federal National Mortgage
            Association (REMIC) (d) .................................            7.000         04/25/33               730,790
   2,592 Government National Mortgage
            Association (d)(e) ......................................            2.080         05/16/32               118,469


   2,692 Government National Mortgage
            Association (d)(e) ......................................            2.680         05/16/32               126,262
  47,931 Greenpoint Mortgage Funding                                                        06/25/45 to
            Trust (d) ...............................................              *           10/25/45             1,342,328
   7,321 Greenpoint Mortgage Funding
            Trust (c) ...............................................            5.550         01/25/37             7,327,028
      14 Harborview Mortgage Loan                                                           03/19/37 to
            Trust (f) ...............................................              *           07/19/47                10,542
  21,394 Harborview Mortgage Loan
            Trust (d)(g) ............................................            1.658         06/19/35               484,714
  22,597 Harborview Mortgage Loan
            Trust (d)(g) ............................................            1.777         05/19/35               519,031
  34,694 Harborview Mortgage Loan
            Trust (d)(g) ............................................            2.075         01/19/36               867,357
  26,164 Harborview Mortgage Loan
            Trust (d)(g) ............................................            2.121         03/19/37             1,124,237
  42,604 Harborview Mortgage Loan
            Trust (d)(g) ............................................            2.245         07/19/47             1,511,110
  14,025 Harborview Mortgage Loan
            Trust (d)(g) ............................................            2.306         01/19/36               403,218
   5,605 Harborview Mortgage Loan
            Trust (c) ...............................................            5.470         03/19/38             5,611,850
  12,527 Harborview Mortgage Loan                                                           11/19/36 to
            Trust (c) ...............................................            5.500         04/19/38            12,514,824
   5,517 Harborview Mortgage Loan
            Trust (c) ...............................................            5.570         08/21/36             5,526,292
   9,473 Harborview Mortgage Loan
            Trust (c) ...............................................            7.029         01/19/36             9,632,725
  18,870 Indymac Index Mortgage Loan
            Trust (d)(g) ............................................            1.237         07/25/35               589,678
   4,956 Indymac Index Mortgage Loan
            Trust (c) ...............................................            5.700         10/25/36             4,972,575
   4,198 Luminent Mortgage Trust (c) ................................            5.560         10/25/46             4,213,830
   5,845 Residential Accredit Loans,
            Inc. (c) ................................................            5.480         01/25/37             5,834,800
   5,963 Residential Accredit Loans,
            Inc. (c) ................................................            5.510         12/25/36             5,932,085
   5,831 Residential Accredit Loans,
            Inc. (c) ................................................            5.550         06/25/46             5,826,944
   8,011 Residential Accredit Loans,
            Inc. (c) ................................................            5.590         02/25/46             8,024,133
   2,632 Structured Asset Mortgage
            Investments, Inc. (c) ...................................            5.510         02/25/36             2,636,799


   8,648 Structured Asset Mortgage
            Investments, Inc. (c) ...................................            5.530         01/25/37             8,662,786
  14,912 Structured Asset Mortgage                                                          07/25/36 to
            Investments, Inc. (c) ...................................            5.550         08/25/36            14,964,576
                                                                                            06/25/44 to
  63,870 Washington Mutual, Inc. (d) ................................              *           10/25/44             1,062,363
   7,840 Washington Mutual, Inc. (c) ................................            5.520         02/25/47             7,861,675
   3,748 Washington Mutual, Inc. (c) ................................            5.660         11/25/45             3,758,046
   3,564 Washington Mutual, Inc. (c) ................................            5.680         07/25/45             3,577,139
                                                                                            04/25/46 to
   9,481 Washington Mutual, Inc. (c) ................................            5.969         05/25/46             9,485,197
                                                                                                               --------------
         TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS ....................................................           330,816,309
                                                                                                               --------------

         MORTGAGE BACKED SECURITIES  16.3%
     217 Federal Home Loan Mortgage                                                         04/01/29 to
            Corp ....................................................            6.000         04/01/31               216,592
      42 Federal Home Loan Mortgage
            Corp ....................................................            6.500         03/01/26                43,210
   9,270 Federal Home Loan Mortgage                                                         03/01/20 to
            Corp ....................................................            7.500         06/01/34             9,676,863
     782 Federal Home Loan Mortgage                                                         07/01/24 to
            Corp ....................................................            8.000         10/01/31               825,032
       0 Federal Home Loan Mortgage
            Corp ....................................................           11.000         02/01/14                    82
   6,650 Federal National Mortgage
            Association .............................................            3.920         01/01/08             6,623,771
   3,238 Federal National Mortgage                                                          02/01/09 to
            Association .............................................            6.000         02/01/18             3,257,708
  17,761 Federal National Mortgage                                                          12/01/07 to
            Association .............................................            6.500         01/01/34            18,093,231
  40,531 Federal National Mortgage                                                          08/01/14 to
            Association .............................................            7.000         05/01/36            41,908,326
  12,093 Federal National Mortgage                                                          01/01/08 to
            Association .............................................            7.500         12/01/32            12,619,573
   1,434 Federal National Mortgage                                                          09/01/24 to
            Association .............................................            8.000         04/01/32             1,511,729
      18 Federal National Mortgage                                                          05/01/15 to
            Association .............................................           11.500         03/01/19                19,333
      99 Federal National Mortgage                                                          03/01/13 to
            Association .............................................           12.000         01/01/16               108,867
  13,650 Federal National Mortgage
            Association, August .....................................            6.500              TBA            13,767,308
      59 Federal National Mortgage                                                          01/01/22 to
            Association (FHA/VA) ....................................            8.500         09/01/24                62,585


  28,100 Federal National Mortgage
            Association, July .......................................            5.500              TBA            27,103,321
  19,950 Federal National Mortgage
            Association, July .......................................            6.500              TBA            20,140,143
   6,300 Federal National Mortgage
            Association, July .......................................            7.000              TBA             6,469,313
   1,245 Government National Mortgage
            Association .............................................            6.000         12/15/28             1,243,790
   2,225 Government National Mortgage                                                       06/15/23 to
            Association .............................................            6.500         02/15/29             2,271,622
   2,511 Government National Mortgage                                                       12/15/22 to
            Association .............................................            7.000         12/15/27             2,617,815
   2,437 Government National Mortgage                                                       04/15/17 to
            Association .............................................            7.500         08/15/28             2,550,332
   2,224 Government National Mortgage                                                       01/15/09 to
            Association .............................................            8.000         10/15/25             2,346,721
   1,284 Government National Mortgage                                                       06/15/08 to
            Association .............................................            8.500         12/15/21             1,378,075
     484 Government National Mortgage                                                       12/15/17 to
            Association .............................................            9.000         12/15/19               517,822
       4 Government National Mortgage                                                       01/15/10 to
            Association .............................................           11.000         11/15/20                 4,830
     402 Government National Mortgage                                                       01/15/13 to
            Association .............................................           12.000         06/15/15               451,190
     161 Government National Mortgage                                                       05/15/10 to
            Association .............................................           12.500         06/15/15               179,105
     254 Government National Mortgage
            Association II ..........................................            6.000         04/20/29               253,628
                                                                                                               --------------
         TOTAL MORTGAGE BACKED SECURITIES .............................................................           176,261,917
                                                                                                               --------------

         ADJUSTABLE RATE MORTGAGE BACKED SECURITIES  15.1%
   1,895 Federal Home Loan Mortgage
            Corp ....................................................            3.695         07/01/34             1,895,054
   4,272 Federal Home Loan Mortgage
            Corp ....................................................            4.148         08/01/34             4,300,966
   1,563 Federal National Mortgage
            Association .............................................            4.060         10/01/34             1,575,442
   1,537 Federal National Mortgage
            Association .............................................            4.165         09/01/34             1,542,767
   7,119 Federal National Mortgage
            Association .............................................            4.351         02/01/34             7,101,799
   2,285 Federal National Mortgage
            Association .............................................            4.447         10/01/34             2,290,313


   1,780 Federal National Mortgage
            Association .............................................            4.492         07/01/34             1,785,484
  11,484 Federal National Mortgage
            Association .............................................            5.464         12/01/36            11,419,962
   5,511 Federal National Mortgage
            Association .............................................            5.825         05/01/37             5,524,796
   2,118 Federal National Mortgage
            Association .............................................            6.539         07/01/33             2,155,714
  10,640 Federal National Mortgage
            Association .............................................            6.945         10/01/35            10,999,113
  10,594 Federal National Mortgage
            Association .............................................            6.948         11/01/35            10,951,031
  10,597 Federal National Mortgage
            Association .............................................            6.977         12/01/35            10,955,273
   9,032 Federal National Mortgage
            Association .............................................            6.990         03/01/36             9,270,388
   8,659 Federal National Mortgage
            Association .............................................            7.037         03/01/36             8,887,824
   5,315 Federal National Mortgage
            Association .............................................            7.360         03/01/36             5,461,437
   5,712 Federal National Mortgage
            Association .............................................            7.379         05/01/36             5,871,620
   6,663 Federal National Mortgage
            Association .............................................            7.432         07/01/36             6,851,734
   9,333 Federal National Mortgage
            Association .............................................            7.457         05/01/36             9,595,868
   9,026 Federal National Mortgage
            Association .............................................            7.469         05/01/36             9,247,501
  12,193 Federal National Mortgage
            Association .............................................            7.495         04/01/36            12,535,783
  17,750 Federal National Mortgage
            Association .............................................            7.509         04/01/36            18,441,599
   4,285 Federal National Mortgage
            Association .............................................            7.780         03/01/36             4,406,764
                                                                                                               --------------
         TOTAL ADJUSTABLE RATE MORTGAGE BACKED SECURITIES .............................................          163,068,232
                                                                                                               --------------

         UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  8.9%
  43,000 Federal Home Loan Bank .....................................            3.000         04/15/09            41,422,803
  31,200 Federal Home Loan Mortgage
            Corp ....................................................            6.625         09/15/09            32,131,070
  10,700 Federal National Mortgage
            Association .............................................            7.125         06/15/10            11,264,189
   9,155 Tennessee Valley Authority Ser G ...........................            7.125         05/01/30            10,983,025
                                                                                                               --------------
         TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS ............................................            95,801,087
                                                                                                               --------------


         ASSET BACKED SECURITIES  0.4%
   3,443 Federal National Mortgage
            Association (c) .........................................            5.766         05/28/35             3,453,213
     311 Federal National Mortgage
            Association (c) .........................................            5.776         05/28/35               312,032
                                                                                                               --------------
         TOTAL ASSET BACKED SECURITIES ................................................................             3,765,245
                                                                                                               --------------

TOTAL LONG-TERM INVESTMENTS  109.8%
  (Cost $1,194,233,373) ...............................................................................         1,184,134,920
                                                                                                               --------------

SHORT-TERM INVESTMENTS  8.2%
REPURCHASE AGREEMENTS  0.0%
Citigroup Global Markets, Inc. ($55,624 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of
   5.33%, dated 06/29/07, to be sold on 07/02/07 at $55,648) ..........................................                55,624
State Street Bank & Trust Co. ($120,376 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of
   4.85%, dated 06/29/07, to be sold on 07/02/07 at $120,425) .........................................               120,376
                                                                                                               --------------
TOTAL REPURCHASE AGREEMENTS ...........................................................................               176,000
                                                                                                               --------------

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  8.2%
Federal Home Loan Mortgage Corp. ($32,500,000 par, yielding
   5.151%, 07/06/07 maturity) .........................................................................            32,481,670
Federal National Mortgage Association ($50,600,000 par, yielding
   5.237%, 07/19/07 maturity) .........................................................................            50,478,712
United States Treasury Bill ($5,500,000 par, yielding 4.675%, 07/12/07
   maturity)  (a) .....................................................................................             5,492,282
                                                                                                               --------------

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS .....................................................            88,452,664
                                                                                                               --------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $88,615,102) ..................................................................................            88,628,664
                                                                                                               --------------


DESCRIPTION                                                 CONTRACTS      EXPIRATION DATE   EXERCISE PRICE        VALUE
-----------------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS  0.1%
90-day EuroDollar Futures Put, December, 2007                 1,319            12/21/07          94.750               428,675
  (Cost $233,988)                                                                                              --------------

TOTAL INVESTMENTS  118.1%
  (Cost $1,283,082,463) ...............................................................................         1,273,192,259

LIABILITIES IN EXCESS OF OTHER ASSETS  (18.1%) ........................................................          (194,776,789)
                                                                                                               --------------

NET ASSETS 100.0% .....................................................................................        $1,078,415,470
                                                                                                               ==============


Percentages are calculated as a percentage of net assets.

The obligations of certain United States Government sponsored entities are neither issued or guaranteed by the United States Treasury.

*    Zero coupon bond
(a) All or a portion of this security has been physically segregated in connection with open futures or swap contracts.
(b)  Security purchased on a when-issued or delayed delivery basis.
(c)  Floating Rate Coupon
(d)  IO - Interest Only
(e)  Inverse Floating Rate
(f)  PO - Principal Only
(g)  Variable Rate Coupon


FHA/VA - Federal Housing Administration/Department of Veterans Affairs
REMIC -  Real Estate Mortgage Investment Conduits
STRIPS - Separate Trading of Registered Interest and Principal Securities
TBA - To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.


SWAP AGREEMENTS OUTSTANDING AS OF JUNE 30, 2007:
INTEREST RATE SWAPS

                                                       PAY/
                                                     RECEIVE                                      NOTIONAL        UNREALIZED
                                                     FLOATING        FIXED        EXPIRATION       AMOUNT        APPRECIATION/
COUNTERPARTY                FLOATING RATE INDEX        RATE          RATE            DATE           (000)        DEPRECIATION

Citibank, N.A.,
   New York                    USD-LIBOR BBA           Pay           5.338%         05/24/17        $36,750       $  (920,156)
Goldman Sachs
   Capital
   Markets, L.P.               USD-LIBOR BBA           Pay           5.341          05/24/17         36,900          (915,313)
JP Morgan
   Chase Bank,
   N.A.                        USD-LIBOR BBA           Pay           5.359          05/23/17         73,500        (1,716,346)
                                                                                                                  -----------
                                                                                                                  $(3,551,815)
                                                                                                                  ===========

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2007:

                                                                                                                   UNREALIZED
                                                                                                                  APPRECIATION/
                                                                                           CONTRACTS              DEPRECIATION
LONG CONTRACTS:
U.S. Treasury Notes 2-Year Futures, September 2007
   (Current Notional Value of $203,781 per contract) ...........................               265                $   (31,042)
U.S. Treasury Notes 10-Year Futures, September 2007
   (Current Notional Value of $105,703 per contract) ...........................             1,348                 (1,629,371)
SHORT CONTRACTS:
U.S. Treasury Bond Futures, September 2007 (Current
   Notional Value of $107,750 per contract) ....................................             1,461                  2,145,331
U.S. Treasury Notes 5-Year Futures, September 2007
   (Current Notional Value of $104,078 per contract) ...........................               184                     (1,225)
                                                                                       -----------                -----------
                                                                                             3,258                $   483,693
                                                                                       ===========                ===========

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Government Securities Fund

By: /s/ Ronald E. Robison
    ---------------------
Name:  Ronald E. Robison
Title: Principal Executive Officer
Date:  August 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name:  Ronald E. Robison
Title: Principal Executive Officer
Date:  August 9, 2007

By: /s/ Stuart N. Schuldt
    ---------------------
Name:  Stuart N. Schuldt
Title: Principal Financial Officer
Date:  August 9, 2007